SCHEDULE OF INPUTS TO OPTION PRICING MODEL (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share Capital Warrants And Options
Expected dividend yield	0.00%	0.00%
Expected share price volatility	127.83%	121.55%
Risk free interest rate	0.93%	1.21%
Expected life of options	5 years	5 years